Summary of Significant Accounting Policies - Schedule of Gross Revenues Disaggregated by Major Service Lines and Timing of Revenue Recognition (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue	$ 13,723,478	$ 8,384,790
Integrated cross-border logistics services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue	12,751,847	7,659,537
Air freight forwarding services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue	$ 971,631	$ 725,253